PIMCO Commodity Strategy Active Exchange-Traded Fund Average Annual Total Returns		12 Months Ended	19 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	26.02%
Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.38%	2.35%
PIMCO Commodity Strategy Active Exchange-Traded Fund
Prospectus [Line Items]
Average Annual Return, Percent		7.04%	7.54%
Performance Inception Date	May 09, 2023
PIMCO Commodity Strategy Active Exchange-Traded Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.46%	4.66%
PIMCO Commodity Strategy Active Exchange-Traded Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.17%	4.57%